Property and Equipment, net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, net
Property and equipment, Gross	$ 18,211		$ 18,211		$ 18,211	$ 18,101
Less: Accumulated depreciation	(3,541)		(3,541)		(2,690)	(1,534)
Property and equipment, net	14,670		14,670		15,521	16,567
Depreciation expense	300	$ 300	900	$ 900	600	1,100
Gain or loss on disposal of property and equipment					0	0
Land
Property and Equipment, net
Property and equipment, Gross	$ 5,025		$ 5,025		$ 5,025	5,025
Buildings
Property and Equipment, net
Property and equipment - Useful Life	40 years		40 years		40 years
Property and equipment, Gross	$ 8,325		$ 8,325		$ 8,325	8,311
Furniture and fixtures
Property and Equipment, net
Property and equipment - Useful Life	7 years		7 years		7 years
Property and equipment, Gross	$ 677		$ 677		$ 677	677
Lab equipment
Property and Equipment, net
Property and equipment - Useful Life					5 years
Property and equipment, Gross					$ 4,003	3,907
Leasehold improvements
Property and Equipment, net
Property and equipment, Gross	$ 52		$ 52		$ 52	52
Office equipment
Property and Equipment, net
Property and equipment - Useful Life	5 years		5 years		5 years
Property and equipment, Gross	$ 17		$ 17		$ 17	17
Vehicles
Property and Equipment, net
Property and equipment - Useful Life	5 years		5 years		5 years
Property and equipment, Gross	$ 112		$ 112		$ 112	$ 112